Preferred Shares (Notes)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Preferred Stock [Text Block]	Preferred Shares
Series H Preferred Shares
On October 1, 2021, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series H Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The Series H Preferred Shares are convertible provided (and only if and to the extent) that prior shareholder approval of the issuance of all Sphere 3D common shares issuable upon conversion of the Series H Preferred Shares has been obtained in accordance with the rules of the Nasdaq Stock Market, at any time from time to time, at the option of the holder thereof, into 1,000 Sphere 3D common shares for every Series H Preferred Share. Each holder of the Series H Preferred Shares, may, subject to prior shareholder approval, convert all or any part of the Series H Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 9.99% of the total number of outstanding common shares of the Company. Each Series H Preferred Share has a stated value of $1,000. The Series H Preferred Shares are non-voting and do not accrue dividends.
In connection with the Hertford Agreement the Company entered into in July 2021, on October 1, 2021, the Company issued 96,000 Series H Preferred Shares with a fair value of $42.4 million to Hertford. The issuance of the Series H Preferred Shares was triggered by the Company’s $85.0 million deposit made to BitFuFu for digital mining hardware and other equipment. The Company has committed to additional issuances of Series H Preferred Shares to Hertford upon execution of new digital mining hardware equipment contracts as defined in the Hertford Agreement.
Series G Preferred Shares
On July 13, 2021, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series G Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. Each shareholder of the Series G Preferred Shares, may, at any time, convert all or any part of the Series G Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Each Series G Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share. The Series G Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.
On July 12, 2021, the Company entered into a Securities Purchase Agreement with two institutional investors for the issuance of an aggregate of $10.0 million worth of Series G Convertible Preferred Shares of the Company (the “Series G Preferred Shares”), and the issuance to the purchasers of an aggregate of 2,000,000 warrants to purchase common shares of the Company, which such warrants have a term of three years from the shareholder approval date of December 22, 2021, and an exercise price of $4.00 per share. Until the Company obtains the approval of its shareholders to do so the Series G Preferred Shares can only be converted into a maximum of 4,400,000 common shares.
During the year ended December 31, 2021, the Company has issued 3,636,364 common shares of the Company for the conversion of 10,000 Series G Preferred Shares. There are no Series G Preferred Shares outstanding at December 31, 2021.
Series E Preferred Shares
On September 17, 2020, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series E Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The shareholder of the Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share. The Series E Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.
On September 14, 2020, the Company entered into a Securities Purchase Agreement (“Westworld SPA”) with Westworld Financial Capital, LLC (“Westworld”), a beneficial owner, relating to the issuance and sale to the investor of 3,000 shares of the Company’s Series E Preferred Shares in a private placement transaction for net proceeds of $2.7 million. The Company paid Torrington a business advisory fee of $240,000 related to this transaction. Under the Westworld SPA, the Company agreed to obtain the consent of Westworld for any additional financings by the Company.
On March 9, 2021, the Company and Westworld entered into an Amendment to the Westworld SPA and on March 23, 2021 the Company issued 250,000 common shares of the Company with a fair value of $653,000 to Westworld for the Company’s failure to file a timely registration statement required under the Westworld SPA. Such expense is included in interest income and other, net on the consolidated statement of operations.
On April 8, 2021, the Company was in default for failure to file a timely registration statement for the shares issued on March 9, 2021. As stated in the Amendment to the Westworld SPA, the Company incurred a penalty equal to 24.0% per annum on the additional common shares fair value of $653,000 until September 19, 2021.
During the year ended December 31, 2021, the Company issued 2,456,918 common shares of the Company for the conversion of 3,000 Series E Preferred Shares. There are no Series E Preferred Shares outstanding at December 31, 2021.
Series D Preferred Shares
On May 6, 2020, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series D Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The Series D Preferred Shares are convertible into our common shares, at a conversion price equal to $0.65, subject to certain anti-dilution adjustments. Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
On April 30, 2020, the Company entered into a Securities Purchase Agreement with two investors relating to the issuance and sale, in the aggregate, of 1,694,000 shares (the “Shares“) of Series D Preferred Shares, no par value and warrants to purchase up to 1,694,000 common shares of the Company in a private placement transaction, in exchange for the assignment to the Company by the investors of certain convertible promissory notes receivable held by the investors in an aggregate amount of $1.1 million. The warrants are exercisable at an exercise price equal to $0.92 per common share, subject to adjustments as provided under the terms of the warrants, and are exercisable for five years. The warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). The Series D Preferred Shares are convertible at the option of the holder, subject to certain conditions.
During the years ended December 31, 2021 and 2020, the Company issued 909,000 and 785,000 common shares of the Company, respectively, for the conversion of 909,000 and 785,000 Series D Preferred Shares, respectively. There are no Series D Preferred Shares outstanding at December 31, 2021.
Series C Preferred Shares
On October 30, 2019, the Company passed a resolution authorizing the filing of articles of amendment to create a series of preferred shares, being, an unlimited number of Series C Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. On November 6, 2019, the Company filed the Articles of Amendment to create the Series C Preferred Shares. Pursuant to the articles of amendment governing the rights and preferences of outstanding shares of Series C Preferred Shares, each preferred share, subject to prior shareholder approval, are convertible into our common shares, at a conversion rate in effect on the date of conversion. Overland Storage Inc. (“Overland”), a former related party and the sole shareholder of the Series C Preferred Shares, agreed that it would not exercise its conversion right with respect to its Series C Preferred Shares until the earlier of (i) October 31, 2020 or (ii) such time that we file for bankruptcy or an involuntary petition for bankruptcy is filed against us (unless such petition is dismissed or discharged within 30 days).
On October 31, 2020, the Company received notification requesting conversion of the Series C Preferred Shares held by Overland. On March 3, 2021, the Company issued two investors in the aggregate 1,440,000 common shares for the conversion of all of the outstanding 1,600,000 Series C Preferred Shares. There are no Series C Preferred Shares outstanding at December 31, 2021.
Series B Preferred Shares
In July 2019, the Company filed of articles of amendment to create a series of preferred shares, being, an unlimited number of Series B Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. In July 2019, following the filing of the Articles of Amendment to create the Series B Preferred Shares, the Company entered into a share exchange agreement with FBC Holdings SARL (“FBC Holdings”) to exchange 6,500,000 Series A Preferred Shares held by FBC Holdings for 6,500,000 Series B Preferred Shares, which included accrued dividends. Pursuant to the terms of a waiver agreement entered into by FBC Holdings and the Company on April 8, 2021, FBC Holdings has irrevocably and unconditionally waived its ability, upon providing the Company with at least 61 days' prior written notice, to increase or decrease the maximum percentage from the 9.99% threshold provided for in the Company's articles of amendment governing the rights and preferences of outstanding shares of Series B Preferred Shares unless FBC Holdings obtains the Company's prior written consent.
The Series B Preferred Shares (i) were convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80, (ii) after November 13, 2020, fixed, preferential, cumulative cash dividends at the rate of 8.0% of the Series B Preferred Shares subscription price per year, and (iii) carry a liquidation preference equal to the subscription price per Series B Preferred Share plus any accrued and unpaid dividends. In August 2021, all of the Series B Preferred Shares were converted and the Company issued 2,639,542 common shares of the Company, including 107,481 common shares for satisfaction of outstanding accrued Series B Preferred dividends. There are no Series B Preferred Shares outstanding at December 31, 2021.
In August 2019, the Company issued 343,778 Series B Preferred Shares with a fair value of $343,778 to FBC Holdings in satisfaction of accrued dividends at such date.
As of December 31, 2021 and 2020, accrued liabilities included nil and $71,000, respectively, for related party preferred shares dividends. For the years ended December 31, 2021, 2020 and 2019, there were related party preferred dividends of $329,000, $142,000, and $292,000, respectively.